Exhibit 99.2

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31,2022

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31,2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31,2022, leases with a total base residual value of $7,579,967.85 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31,2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	March	$1,244,043,162.43
	April	$1,215,799,188.85	$23,520,690.40	7.84%	$13,896,229.85	1.31%
	May	$1,181,865,747.50	$23,033,968.02	7.67%	$19,919,102.93	1.88%
	June	$1,141,012,639.44	$22,382,389.69	7.46%	$27,238,639.87	2.57%
	July	$1,096,996,319.77	$21,655,781.48	7.22%	$30,825,434.54	2.90%
	August	$1,045,622,112.74	$20,756,308.36	6.92%	$38,756,303.97	3.65%
	September	$985,027,616.68	$19,665,910.68	6.55%	$48,685,932.94	4.58%
	October	$927,463,409.53	$18,616,866.29	6.20%	$46,255,233.58	4.36%
	November	$868,446,470.32	$17,539,797.57	5.84%	$48,358,032.53	4.55%
	December	$807,036,354.23	$16,402,162.14	5.47%	$51,451,089.16	4.85%
2024-	January	$753,644,601.28	$15,443,509.63	5.15%	$43,935,857.01	4.14%
	February	$701,252,607.50	$14,477,248.65	4.82%	$43,506,285.97	4.10%
	March	$644,368,598.68	$13,436,677.47	4.48%	$48,649,902.36	4.58%
	April	$578,415,256.77	$12,197,379.67	4.06%	$58,536,617.17	5.51%
	May	$516,813,459.58	$11,010,092.85	3.67%	$54,883,091.00	5.17%
	June	$462,763,425.58	$9,985,144.30	3.33%	$47,899,315.84	4.51%
	July	$411,098,557.88	$8,953,161.90	2.98%	$46,145,124.30	4.35%
	August	$355,025,095.57	$7,819,207.78	2.61%	$51,304,423.57	4.83%
	September	$283,043,892.61	$6,299,633.11	2.10%	$68,315,716.14	6.43%
	October	$220,804,084.33	$4,969,650.87	1.66%	$59,370,139.94	5.59%
	November	$156,674,040.89	$3,623,784.62	1.21%	$62,144,271.94	5.85%
	December	$98,484,641.55	$2,373,720.91	0.79%	$56,977,993.79	5.37%
2025-	January	$51,917,519.53	$1,365,533.17	0.45%	$45,932,290.20	4.33%
	February	$40,809,475.21	$1,092,207.79	0.36%	$10,401,051.80	0.98%
	March	$29,844,736.02	$814,692.84	0.27%	$10,452,857.90	0.98%
	April	$18,421,789.92	$543,220.36	0.18%	$11,101,171.62	1.05%
	May	$15,607,844.48	$468,886.03	0.16%	$2,481,739.20	0.23%
	June	$14,087,812.46	$427,194.37	0.14%	$1,208,646.00	0.11%
	July	$12,412,313.99	$382,247.41	0.13%	$1,397,784.40	0.13%
	August	$10,514,600.88	$331,967.93	0.11%	$1,657,850.10	0.16%
	September	$7,691,654.98	$248,965.29	0.08%	$2,652,009.30	0.25%
	October	$4,793,954.96	$157,763.19	0.05%	$2,797,027.55	0.26%
	November	$2,779,058.60	$94,844.74	0.03%	$1,955,649.75	0.18%
	December	$830,137.45	$31,294.46	0.01%	$1,938,279.50	0.18%
2026-	January	$13,553.48	$543.88	0.00%	$822,225.00	0.08%
	February	$0.00	$0.00	0.00%	$13,654.00	0.00%

Total			$300,122,447.85	100.00%	$1,061,866,974.72	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,361,989,422.57

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2023	Car	9	7.76%	$9,446	18.26%	50.25%
	CUV	42	8.30%	$8,003	17.14%	39.72%
	SUV	11	15.49%	$13,175	15.98%	35.51%

	Total/Average	62	7.93%	$9,130	16.98%	39.77%

FEBRUARY 2023	Car	16	11.11%	$9,794	25.19%	66.19%
	CUV	60	10.34%	$8,816	20.60%	47.49%
	SUV	16	24.24%	$14,191	16.60%	36.98%
	Truck	2	1.54%	$17,111	23.83%	46.98%

	Total/Average	94	10.22%	$10,074	20.14%	46.48%

MARCH 2023	Car	14	9.15%	$10,526	21.73%	59.06%
	CUV	81	9.87%	$8,964	21.11%	46.28%
	SUV	17	14.53%	$18,026	21.26%	47.40%
	Truck	7	3.87%	$13,995	21.89%	45.11%

	Total/Average	119	9.36%	$10,738	21.27%	47.65%